Accrued Expenses - Schedule of Accrued Expenses (Details) (10-K) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Payables and Accruals [Abstract]
Payroll accrual		$ 294,000	$ 166,000
PTO accrual		200,000	67,000
Warranty liability		361,000	158,000
Sales tax payable		2,000
Garnishments		1,000
Total accrued expenses	$ 1,206,000	$ 858,000	$ 391,000